Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
C000029067
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CM Advisors Fixed Income Fund
Without Sales Load [Member] | C000029067
Average Annual Return [Line Items]
Average Annual Return, Percent	9.38%	4.76%	3.65%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.26%	0.42%	1.97%